SHARE-BASED PAYMENTS - ESOP Summarized (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	7,476,902	6,050,854	6,504,125
Weighted average remaining contractual life	4 years 5 months 4 days
Weighted average exercise price	$ 23.39	$ 24.25	$ 20.41
Exercisable (in shares) | shares	2,934,364	2,187,379
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 21.66	$ 19.05
$14.61 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	1,201,885
Weighted average remaining contractual life	1 year 9 months 18 days
Weighted average exercise price	$ 15.80
Exercisable (in shares) | shares	1,201,885
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 15.80
$14.61 to $16.15 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	14.61
$14.61 to $16.15 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 16.15
$20.24 to $22.26
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	3,735,679
Weighted average remaining contractual life	5 years 1 month 17 days
Weighted average exercise price	$ 21.12
Exercisable (in shares) | shares	864,229
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 22.13
$20.24 to $22.26 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.24
$20.24 to $22.26 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 22.26
$22.31 to $34.98
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	2,539,338
Weighted average remaining contractual life	4 years 7 months 20 days
Weighted average exercise price	$ 30.31
Exercisable (in shares) | shares	868,250
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 29.29
$22.31 to $34.98 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	22.31
$22.31 to $34.98 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 34.98